UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	April 27, 2001
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$217,021



List of Other Included Managers:		None

                                                          KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2001
                                                                                                          Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     3092    77000 SH       Sole                    77000
AT&T Corp                      COM              001957109     4479   210286 SH       Sole                   210286
AT&T Corp Wireless             COM              001957406     5585   291200 SH       Sole                   291200
Agilent Technologies           COM              00846U101      234     7628 SH       Sole                     7628
Aon Corp                       COM              037389103     2698    76000 SH       Sole                    76000
Arrow Electronics, Inc.        COM              042735100     2809   124300 SH       Sole                   124300
Avnet Inc                      COM              053807103     2712   132300 SH       Sole                   132300
Avon Products                  COM              054303102     2843    71100 SH       Sole                    71100
BP Amoco PLC Sponsored ADR     COM              055622104     1110    22360 SH       Sole                    22360
BankAmerica Corp               COM              060505104     4451    81299 SH       Sole                    81299
Boeing Co                      COM              097023105     2869    51500 SH       Sole                    51500
CVS Corporation                COM              126650100     2813    48100 SH       Sole                    48100
Cardinal Health Inc            COM              14149Y108     3773    39000 SH       Sole                    39000
Cendant Corp                   COM              151313103     4908   336405 SH       Sole                   336405
Chevron Corp                   COM              166751107     5011    57070 SH       Sole                    57070
Chubb Corp                     COM              171232101     3329    45950 SH       Sole                    45950
Cisco Systems                  COM              17275R102     2933   185460 SH       Sole                   185460
Citigroup Inc                  COM              172967101     6000   133398 SH       Sole                   133398
Compaq Computer Corp           COM              204493100     4250   233500 SH       Sole                   233500
Computer Assoc Intl            COM              204912109     1988    73100 SH       Sole                    73100
Delphi Automotive              COM              247126105     2646   186700 SH       Sole                   186700
Duke Energy Corp               COM              264399106     4590   107400 SH       Sole                   107400
Eastman Kodak Company          COM              277461109     2786    69850 SH       Sole                    69850
El Paso Corporation            COM              28336L109     4042    61900 SH       Sole                    61900
Exxon Mobil Corp               COM              30231G102     9952   122861 SH       Sole                   122861
Federated Dept Stores          COM              31410H101     4234   101900 SH       Sole                   101900
First Data Corp                COM              319963104     3009    50400 SH       Sole                    50400
Fleet Boston Financial         COM              339030108     1208    32000 SH       Sole                    32000
General Electric Company       COM              369604103     2216    52950 SH       Sole                    52950
General Motors Corp            COM              370442105     3149    60736 SH       Sole                    60736
General Motors Corp CL H       COM              370442832     3400   174381 SH       Sole                   174381
Healthsouth                    COM              421924101     5156   400000 SH       Sole                   400000
Houshold Intl                  COM              441815107     1754    29600 SH       Sole                    29600
Intel Corp                     COM              458140100      516    19600 SH       Sole                    19600
International Paper            COM              460146103     8021   222300 SH       Sole                   222300
Intl Business Machines         COM              459200101     3188    33150 SH       Sole                    33150
Intuit                         COM              461202103     1571    56600 SH       Sole                    56600
J P Morgan & Co. Inc / Chase   COM              616880100     4050    90210 SH       Sole                    90210
K Mart Corp                    COM              482584109     1115   118570 SH       Sole                   118570
Kimberly-Clark                 COM              494368103     5435    80124 SH       Sole                    80124
LSI Logic Corp                 COM              502161102     2968   188700 SH       Sole                   188700
Limited Inc                    COM              532716107     3289   209200 SH       Sole                   209200
Mellon Bank Corp               COM              58551A108     1203    29700 SH       Sole                    29700
Merck & Co                     COM              589331107     2004    26400 SH       Sole                    26400
Microsoft Corp                 COM              594918104     4623    84540 SH       Sole                    84540
Morgan Stanley Dean Witter     COM              617446448     1498    28000 SH       Sole                    28000
Motorola Inc                   COM              620076109     3956   277420 SH       Sole                   277420
National Semiconductor         COM              637640103     2418    90400 SH       Sole                    90400
Nortel Networks Corp           COM              656569100     2831   201500 SH       Sole                   201500
Nucor Corp                     COM              670346105     1971    49200 SH       Sole                    49200
PNC Financial Svcs Group       COM              693475105     4919    72600 SH       Sole                    72600
Pfizer Inc                     COM              717081103     4700   114775 SH       Sole                   114775
Pharmacia Corp                 COM              71713U102     3757    74580 SH       Sole                    74580
Reliant Energy Inc.            COM              75952j108     1343    29670 SH       Sole                    29670
Royal Dutch Petroleum          COM              780257705      665    12000 SH       Sole                    12000
Schlumberger Ltd               COM              806857108     1037    18000 SH       Sole                    18000
Sears Roebuck & Company        COM              812387108     2173    61600 SH       Sole                    61600
TRW Inc                        COM              872649108     1911    56200 SH       Sole                    56200
Target Corp                    COM              87612e106     5582   154700 SH       Sole                   154700
Tenet Healthcare Corp          COM              88033G100     2134    48500 SH       Sole                    48500
Texaco Inc                     COM              881694103     2185    32900 SH       Sole                    32900
Transocean Sedco Forex         COM              G90078109      274     6310 SH       Sole                     6310
United Parcel Service          COM              911312106     3061    53800 SH       Sole                    53800
United Technologies Corp       COM              913017109     4295    58590 SH       Sole                    58590
Viacom Inc CL B                COM              925524308     1599    36360 SH       Sole                    36360
Washington Mutual Inc          COM              939322103     2141    39100 SH       Sole                    39100
Wells Fargo & Co New           COM              949746101      890    18000 SH       Sole                    18000
WorldCom Inc                   COM              98157D106     4687   250800 SH       Sole                   250800
duPont (EI) deNemours          COM              263534109     2983    73300 SH       Sole                    73300
REPORT SUMMARY                 69 DATA RECORDS              217021

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